Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation [Line Items]
Effective tax rate	2.70%	43.50%	31.80%
Unrecognized tax benefits	$ 16,769	$ 16,744	$ 18,784	$ 24,593
Unrecognized tax benefits, interest on income taxes accrued	1,620	1,276	2,677
Unrecognized tax benefits, income tax penalties accrued	164	166	390
Amount of taxable temporary differences	680,616	811,957	651,851
Unrecognized deferred income tax liability, temporary difference amount	2,720	2,441	4,042
Deferred tax assets	104,538	21,926
Deferred tax assets	104,538	21,926
Net deferred tax assets	326,129	252,079
Deferred tax assets	221,591	230,153
Gross deferred tax liability	340,382	295,039
Deferred tax liabilities	118,791	64,886
Net operating loss carry forwards	554,695	508,434	508,729
Deferred tax assets, valuation allowance	92,019	51,976
Valuation allowance, deferred tax asset, increase (decrease), amount	40,043	5,067
Minimum [Member] | Taxable Entities
Taxation [Line Items]
Net deferred tax assets	221,591	230,153
Maximum [Member] | Taxable Entities
Taxation [Line Items]
Net deferred tax assets	326,129	252,079
Expire Between December 31, 2022 and December 31, 2050
Taxation [Line Items]
Net operating loss carry forwards	197,775
No Expiration Date
Taxation [Line Items]
Net operating loss carry forwards	356,920
United Kingdom
Taxation [Line Items]
Amount of taxable temporary differences	27,792	0	0
Unrecognized deferred income tax liability, temporary difference amount	$ 1,390	$ 0	$ 0